Equity Incentive Plan	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Incentive Plan

12.	EQUITY INCENTIVE PLAN

On November 3, 2017, the Company’s Board of Directors approved the Company’s 2017 Equity Incentive Plan (the “2017 Plan”), which reserves a total of 1,500,000 shares of the Company’s common stock for issuance under the 2017 Plan. Incentive awards authorized under the 2017 Plan include, but are not limited to, incentive stock options within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended, subject to the approval of the 2017 Plan by the Company’s stockholders. If an incentive award granted under the 2017 Plan expires, terminates, is unexercised or is forfeited, or if any shares are surrendered to us in connection with the exercise of an incentive award, the shares subject to such award and the surrendered shares will become available for further awards under the 2017 Plan. All of the shares under the 2017 Plan were registered in the Company’s Registration Statement on Form S-8 filed with the Securities and Exchange Commission on November 21, 2017 (the “Form S-8”).

In December 2017, the Company issued 1,240,000 shares of its common stock under the 2017 Plan and pursuant to the Form S-8 to a certain consultant in settlement of amounts owed by the Company for services provided by such consultant. As of December 31, 2017, other than such issuance, no other awards or shares of the Company’s common stock have been issued under the 2017 Plan.